BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 2.0%
Rio Tinto plc ................. 23,153 $ 1,851,003
Brazil — 1.7%
Locaweb Servicos de Internet SA
(a)(b)(c)
715,096 1,516,991
Canada — 5.1%
Canadian National Railway Co. .... 26,988 3,620,276
Docebo , Inc.
(a)
................ 20,585 1,064,034
4,684,310
China — 6.3%
Tencent Holdings Ltd. ........... 88,500 4,079,349
WuXi Biologics Cayman, Inc.
(a)(b)(c)
... 221,500 1,758,844
5,838,193
Denmark — 7.3%
Novo Nordisk A/S, Class B ....... 47,949 5,318,318
Vestas Wind Systems A/S ........ 48,155 1,412,618
6,730,936
France — 11.6%
Air Liquide SA ................ 22,220 3,887,254
L'Oreal SA .................. 9,129 3,646,537
Sanofi ..................... 31,129 3,182,618
10,716,409
Germany — 4.4%
Infineon Technologies AG ........ 55,414 1,874,658
MTU Aero Engines AG .......... 9,294 2,149,516
4,024,174
Iceland — 2.2%
Marel HF
(b)(c)
................. 342,662 1,997,910
India — 3.2%
Reliance Industries Ltd. ......... 85,252 2,948,660
Ireland — 1.2%
Ryanair Holdings plc, ADR
(a)(d)
..... 12,739 1,109,822
Italy — 3.5%
Intesa Sanpaolo SpA ........... 1,419,780 3,249,544
Japan — 11.9%
Recruit Holdings Co. Ltd. ........ 109,200 4,744,417
Sony Group Corp. ............. 60,000 6,172,543
10,916,960
Netherlands — 7.6%
ASML Holding NV ............. 4,374 2,922,803
Koninklijke DSM NV ............ 22,950 4,105,612
7,028,415
Spain — 4.5%
Cellnex Telecom SA
(b)(c)
.......... 86,390 4,157,468
Sweden — 2.1%
Epiroc AB, Class A ............. 92,328 1,974,791
Security
Shares
Shares Value
Switzerland — 3.0%
Roche Holding AG ............. 6,900 $ 2,730,067
Taiwan — 0.9%
Sea Ltd., ADR
(a)
............... 6,932 830,384
United Kingdom — 2.2%
Barclays plc ................. 1,067,454 2,069,234
United States — 16.2%
Airbnb, Inc., Class A
(a)(d)
.......... 10,179 1,748,345
Baker Hughes Co. ............. 65,782 2,395,123
Equinix , Inc. ................. 2,403 1,782,113
GXO Logistics, Inc.
(a)(d)
.......... 41,356 2,950,337
Mastercard , Inc., Class A ......... 10,168 3,633,840
Schneider Electric SE ........... 14,409 2,419,132
14,928,890
Total Common Stocks — 96.9%
(Cost: $89,246,604) .............................. 89,304,161
Total Long-Term Investments — 96.9%
(Cost: $89,246,604) .............................. 89,304,161
Short-Term Securities
Money Market Funds
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21% ...... 2,372,485 2,372,485
SL Liquidity Series, LLC, Money Market
Series, 0.42%
(g)
............. 3,871,810 3,870,648
Total Money Market Funds — 6.8%
(Cost: $6,242,935) .............................. 6,243,133
Par (000)
Pa r (000)
Time Deposits
Canada — 0.0%
Royal Bank of Canada,
0.07%, 04/01/22 ............ CAD 30 23,725
Total Time Deposits — 0.0%
(Cost: $23,725) ................................ 23,725
Total Short-Term Securities — 6.8%
(Cost: $6,266,660) .............................. 6,266,858
Total Investments — 103.7%
(Cost: $95,513,264) .............................. 95,571,019
Liabilities in Excess of Other Assets — (3.7)% ............ (3,441,018)
Net Assets — 100.0% .............................. $ 92,130,001
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 249,992 $ 2,122,493 $ — $ — $ — $ 2,372,485 2,372,485 $ 18 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 3,622,099 249,815 — (1,464) 198 3,870,648 3,871,810 982
(b)
—
$ (1,464) $ 198 $ 6,243,133 $ 1,000 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
Portfolio Abbreviation
ADR American Depositary Receipts

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 1,851,003 $ — $ 1,851,003
Brazil ............................................... 1,516,991 — — 1,516,991
Canada ............................................. 4,684,310 — — 4,684,310
China ............................................... — 5,838,193 — 5,838,193
Denmark ............................................. — 6,730,936 — 6,730,936
France .............................................. — 10,716,409 — 10,716,409
Germany ............................................ — 4,024,174 — 4,024,174
Iceland .............................................. — 1,997,910 — 1,997,910
India ............................................... — 2,948,660 — 2,948,660
Ireland .............................................. 1,109,822 — — 1,109,822
Italy ................................................ — 3,249,544 — 3,249,544
Japan ............................................... — 10,916,960 — 10,916,960
Netherlands ........................................... — 7,028,415 — 7,028,415
Spain ............................................... — 4,157,468 — 4,157,468
Sweden ............................................. — 1,974,791 — 1,974,791
Switzerland ........................................... — 2,730,067 — 2,730,067
Taiwan .............................................. 830,384 — — 830,384
United Kingdom ........................................ — 2,069,234 — 2,069,234
United States .......................................... 12,509,758 2,419,132 — 14,928,890
Short-Term Securities
Money Market Funds ...................................... 2,372,485 — — 2,372,485
Time Deposits .......................................... — 23,725 — 23,725
$ 23,023,750 $ 68,676,621 $ — $ 91,700,371
Investme nts V alued at NAV
(a)
..................................... 3,870,648
$ —
$ 95,571,019
$ —

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.